Allianz Life Insurance Company of North America

Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Telephone:  763-765-2913
stewart.gregg@allianzlife.com
www.allianzlife.com

VIA EDGAR

April 22, 2015

Re: Allianz Life Insurance Company of North America
Post-Effective Amendment No. 3 to the Registration Statement No. 333-195462 on Form S-1

Dear Sir/Madam:

Enclosed for filing please find Post-Effective Amendment No. 3 to the Form S-1 Registration Statement for the above-referenced Registrant.

Included in Post-Effective Amendment No. 3 is an updated version of Exhibit 23(a). Part I and all other exhibits and letters are incorporated by reference to the previous Post-Effective Amendment No. 2 filed on April 20, 2015.

Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.

The action of the Commission or the staff in reviewing the filing does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosures in the filing. The Registrant is responsible for the adequacy and accuracy of disclosures in the filing. The staff’s comments and the Registrant’s changes to the disclosure in response to the staff’s comments do not relieve the Registrant from this responsibility. The Registrant may not assert the staff’s comments as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws of the United States

Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number:

Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-2913.

Sincerely,

Allianz Life Insurance Company of North America

By:  /s/ Stewart D. Gregg

            Stewart D. Gregg

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